Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions

RDS Manufacturing, Inc.

In December 2015, we acquired 100 percent of the stock of RDS Manufacturing, Inc. (RDS). RDS, located in Broken Arrow, Oklahoma, is a privately owned manufacturer of highly engineered turbomachinery parts, primarily for the turbine engine and aerospace markets. The acquisition of RDS is expected to help grow our turbine business and deepen our manufacturing expertise. The purchase price, net of $1 million of acquired cash and $5 million of trade receivables due from Caterpillar, was approximately $85 million. We paid $74 million at closing with an additional $11 million to be paid in December 2017.

The transaction was financed with available cash. Tangible assets acquired of $28 million, recorded at their fair values, were primarily inventories of $12 million and property, plant and equipment of $16 million. Liabilities assumed as of the acquisition date were $2 million, which represented their fair values. Goodwill of $59 million, substantially all of which is deductible for income tax purposes, represented the excess of the consideration transferred over the net assets recognized and represented the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Factors that contributed to a purchase price resulting in the recognition of goodwill include RDS’s strategic fit into our manufacturing and product portfolio and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Energy & Transportation segment. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Rail Product Solutions, Inc.

In October 2015, we acquired 100 percent of the stock in privately owned Rail Product Solutions, Inc. (RPS) from Amsted Rail Company, Inc. RPS is a leading North American provider of mission critical track fastening products and integrated fastening systems. The acquisition of RPS expands our portfolio of track related products and allows us to provide more comprehensive solutions to our customers. The purchase price was approximately $165 million, consisting of $166 million paid at closing less an estimated net working capital adjustment of $1 million anticipated to be finalized in 2016.

The transaction was financed with available cash. Tangible assets acquired of $41 million, recorded at their fair values, were primarily receivables of $9 million, inventories of $6 million, property, plant and equipment of $17 million and an investment in an unconsolidated affiliated company of $9 million. Finite-lived intangible assets acquired of $82 million were primarily customer relationships and are being amortized on a straight-line basis over a weighted average period of approximately 15 years. Liabilities assumed as of the acquisition date were $11 million, which represented their fair values. Goodwill of $53 million, substantially all of which is deductible for income tax purposes, represented the excess of the consideration transferred over the net assets recognized and represented the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Factors that contributed to a purchase price resulting in the recognition of goodwill include RPS’s strategic fit into our product and services portfolio and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Energy & Transportation segment. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Johan Walter Berg AB

In September 2013, we acquired 100 percent of the stock of Johan Walter Berg AB (Berg). Berg is a leading manufacturer of mechanically and electrically driven propulsion systems and marine controls for ships. Headquartered in Öckerö Islands, Sweden, Berg has designed and manufactured heavy-duty marine thrusters and controllable pitch propellers since 1929. Its proprietary systems are employed in maritime applications throughout the world that require precise maneuvering and positioning. With the acquisition, Caterpillar will transition from selling only engines and generators to providing complete marine propulsion package systems. The purchase price, net of $9 million of acquired cash, was approximately $169 million. The purchase price included contingent consideration, payable in 2016. The contingent consideration was based on the revenues achieved by Berg in the period from January 1, 2013 to December 31, 2015 and had a fair value of approximately $7 million on the acquisition date. As of December 31, 2015, no payment is expected to be made.

The transaction was financed with available cash. Tangible assets as of the acquisition date were $82 million, recorded at their fair values, and primarily included cash of $9 million, receivables of $13 million, inventories of $32 million and property, plant and equipment of $28 million. Finite-lived intangible assets acquired of $70 million included developed technology, customer relationships and trade names. The finite lived intangible assets are being amortized on a straight-line basis over a weighted-average amortization period of approximately 11 years. Liabilities assumed as of the acquisition date were $87 million, recorded at their fair values, and primarily included accounts payable of $19 million, customer advances of $31 million and net deferred tax liabilities of $15 million. Goodwill of $113 million, non-deductible for income tax purposes, represented the excess of the consideration transferred over the net assets recognized and represented the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Factors that contributed to a purchase price resulting in the recognition of goodwill include Berg’s strategic fit into our product portfolio, the opportunity to provide worldwide support to marine operators for a complete, optimized propulsion package, and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Energy & Transportation segment. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.